Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Property and Equipment, Net

3. Property and Equipment, Net

        Property and equipment, net, consists of the following (in thousands):

	December 31,
	2011	2012
Computer equipment and software	$728	$919
Office equipment	179	179
Laboratory equipment	11,692	11,815
Leasehold improvements	10,060	10,088
Construction in progress	162	8

Total property and equipment	22,821	23,009
Accumulated depreciation and amortization	(17,910)	(18,950)

Property and equipment, net	$4,911	$4,059

        Depreciation and amortization expense was $3.1 million and $1.3 million, for the years ending December 31, 2011 and 2012, respectively.